CONVERTIBLE PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTE [Abstract]
Fair Value Conversion Feature Using Black-Scholes Option Pricing
The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.12%	0.10 – 0.34%
Estimated life	0.5-0.75 years	0.5-0.75 years
Expected volatility	97% - 140%	60% - 101%
Expected dividend yield	0.00%	0.00%

Changes in Fair Value of Derivative and Loan Balances
The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2019	-	-
Additions	890,663	302,035
Interest expense	77,640	-
Accretion	246,291	-
Change in fair value of derivative liability	-	866,238
Conversion of convertible debt	(384,820)	(373,642)
Foreign exchange on loan	(63,704)	-
Balance, December 31, 2020	766,070	794,631
Additions	2,653,829	503,848
Interest expense	198,092	-
Accretion	552,151	-
Change in fair value of derivative liability	-	112,387
Conversion of convertible debt	(1,766,066)	(1,204,140)
Foreign exchange on loan	25,151	-

Balance, December 31, 2021	2,429,227	206,726